SCHEDULE OF FAIR VALUE OF IPO WARRANTS (Details)	Jan. 23, 2025 $ / shares
Tranche One [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	6 months
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.27%
Dividend yield	0.00%
Volatility	30.66%
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	9 months
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	32.79%
Tranche Three [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.18%
Dividend yield	0.00%
Volatility	33.25%
Tranche Four [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year 3 months
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.21%
Dividend yield	0.00%
Volatility	32.83%
Tranche Five [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year 6 months
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	32.81%
Tranche Six [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	2 years
Closing Spot price on January 23	$ 12.75
Risk-free rate	4.29%
Dividend yield	0.00%
Volatility	33.05%